PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Sensitivity to a Change of the Significant Actuarial Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation		$ 1,224	$ 1,548
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation		884	967
Present value of defined benefit obligation | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation		4,614	5,284	$ 4,932
Present value of defined benefit obligation | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation		$ 888	$ 971	$ 866
Discount rate | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ 504
Percentage of reasonably possible increase in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ (414)
Discount rate | Pension defined benefit plans | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ (13)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	11
Discount rate | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ 109
Percentage of reasonably possible increase in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ (88)
Discount rate | Other post-employment benefits and other long-term employee benefits ("OPEB") | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	(1)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	0
Rate of compensation | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ (105)
Percentage of reasonably possible increase in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 108
Rate of compensation | Pension defined benefit plans | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	(11)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	12
Healthcare cost trend rate | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ (51)
Percentage of reasonably possible increase in actuarial assumption (in basis points)		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 63
Healthcare cost trend rate | Other post-employment benefits and other long-term employee benefits ("OPEB") | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	(4)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	4
Expected life of beneficiaries | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 105
Duration of reasonably possible increase in actuarial assumption		1 year
Expected life of beneficiaries | Pension defined benefit plans | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	6
Expected life of beneficiaries | Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 14
Duration of reasonably possible increase in actuarial assumption		1 year
Expected life of beneficiaries | Other post-employment benefits and other long-term employee benefits ("OPEB") | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	$ 1